employee future benefits (Tables)	12 Months Ended
Dec. 31, 2018
employee future benefits
Schedule of defined benefit pension plans funded status

As at December 31 (millions)	2018	2017
PRESENT VALUE OF THE DEFINED BENEFIT OBLIGATIONS
Balance, beginning of year	$9,419	$8,837
Current service cost	108	100
Past service cost	1	(2)
Interest expense	318	331
Actuarial loss (gain) arising from:
Demographic assumptions	(62)	77
Financial assumptions	(588)	526
Settlements	(16)	—
Benefits paid	(457)	(450)
Balance, end of year	8,723	9,419
PLAN ASSETS
Fair value, beginning of year	9,195	8,873
Return on plan assets
Notional interest income on plan assets at discount rate	306	330
Actual return on plan assets (less) greater than discount rate	(51)	360
Settlements	(16)	—
Contributions
Employer contributions (d)	52	66
Employees’ contributions	20	22
Benefits paid	(457)	(450)
Administrative fees	(6)	(6)
Fair value, end of year	9,043	9,195
Effect of asset ceiling limit
Beginning of year	(110)	(115)
Change	(153)	5
End of year	(263)	(110)
Fair value of plan assets at end of year, net of asset ceiling limit	8,780	9,085
FUNDED STATUS – PLAN SURPLUS (DEFICIT)	$57	$(334)

	2018				2017
	Defined				Defined
	benefit			PBSR	benefit			PBSR
	obligations	Plan	Difference	solvency	obligations	Plan	Difference	solvency
As at December 31 (millions)	accrued	assets	(Notes 20, 27)	position [1]	accrued	assets	(Notes 20, 27)	position [1]
Pension plans that have plan assets in excess of defined benefit obligations accrued	$7,479	$7,982	$503	$360	$8,116	$8,272	$156	$451
Pension plans that have defined benefit obligations accrued in excess of plan assets
Funded	1,038	798	(240)	(84)	1,099	813	(286)	(61)
Unfunded	206	—	(206)	N/A 2	204	—	(204)	N/A 2
	1,244	798	(446)	(84)	1,303	813	(490)	(61)
	$8,723	$8,780	$57	$276	$9,419	$9,085	$(334)	$390
Defined benefit obligations accrued owed to:
Active members	$1,960				$2,285
Deferred members	469				560
Pensioners	6,294				6,574
	$8,723				$9,419
1.

The Office of the Superintendent of Financial Institutions, by way of the Pension Benefits Standards Regulations, 1985 (PBSR) (see (d)), requires that a solvency valuation be performed on a periodic basis. The actual PBSR solvency positions are determined in conjunction with mid-year annual funding reports prepared by actuaries (see (d)); as a result, the PBSR solvency positions in this table as at December 31, 2018 and 2017, are interim estimates and updated estimates, respectively. The interim estimate as at December 31, 2017, was a net surplus of $255.

Interim estimated solvency ratios as at December 31, 2018, ranged from 94% to 106% (2017 – updated estimate is 95% to 108%; interim estimate was 90% to 105%) and the estimated three-year average solvency ratios, adjusted as required by the PBSR, ranged from 95% to 106% (2017 – updated estimate is 94% to 105%; interim estimate was 93% to 104%).

The solvency valuation effectively uses the fair value (excluding any asset ceiling limit effects) of the funded defined benefit pension plan assets (adjusted for theoretical wind-up expenses) to measure the solvency assets. Although the defined benefit obligations accrued and the solvency liabilities are calculated similarly, the assumptions used for each differ, primarily in respect of retirement ages and discount rates, and the solvency liabilities, due to the required assumption that each plan is terminated on the valuation date, do not reflect assumptions about future compensation levels. Relative to the experience-based estimates of retirement ages used for purposes of determining the defined benefit obligations accrued, the minimum no-consent retirement age used for solvency valuation purposes may result in either a greater or lesser pension liability, depending upon the provisions of each plan. The solvency positions in this table reflect composite weighted average discount rates of  3.00% (2017 – 3.00%). A hypothetical decrease of 25 basis points in the composite weighted average discount rate would result in a $303 decrease in the PBSR solvency position as at December 31, 2018 (2017 – $316); these sensitivities are hypothetical, should be used with caution, are calculated without changing any other assumption and generally cannot be extrapolated because changes in amounts may not be linear.

2.PBSR solvency position calculations are not required for the three pension plans arising from a pre-merger acquisition or for the non-registered, unfunded pension plans.

Schedule of defined benefit pension plan expense (recovery)

	2018				2017
	Employee		Other		Employee		Other
	benefits	Financing	comp.		benefits	Financing	comp.
Years ended December 31 (millions)	expense	costs	income		expense	costs	income
Recognized in	(Note 8)	(Note 9)	(Note 11)	Total	(Note 8)	(Note 9)	(Note 11)	Total
Current service cost	$88	$—	$—	$88	$78	$—	$—	$78
Past service costs	1	—	—	1	(2)	—	—	(2)
Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	318	—	318	—	331	—	331
Return, including interest income, on plan assets [1]	—	(306)	51	(255)	—	(330)	(360)	(690)
Interest effect on asset ceiling limit	—	4	—	4	—	4	—	4
	—	16	51	67	—	5	(360)	(355)
Administrative fees	6	—	—	6	6	—	—	6
Re-measurements arising from:
Demographic assumptions	—	—	(62)	(62)	—	—	77	77
Financial assumptions	—	—	(588)	(588)	—	—	526	526
	—	—	(650)	(650)	—	—	603	603
Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	149	149	—	—	(9)	(9)
	$95	$16	$(450)	$(339)	$82	$5	$234	$321
1

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued.

Summary of fair value measurements of our defined benefit pension plan assets

			Fair value measurements at reporting date using
			Quoted prices in active
	Total		markets for identical items		Other
As at December 31 (millions)	2018	2017	2018	2017	2018	2017
Asset class
Equity securities
Canadian	$1,048	$1,385	$821	$1,129	$227	$256
Foreign	1,943	1,867	581	853	1,362	1,014
Debt securities
Issued by national, provincial or local governments	1,494	1,512	1,369	1,389	125	123
Corporate debt securities	1,243	1,208	—	—	1,243	1,208
Asset-backed securities	30	31	—	—	30	31
Commercial mortgages	1,631	1,659	—	—	1,631	1,659
Cash, cash equivalents and other	338	486	8	38	330	448
Real estate	1,316	1,047	—	—	1,316	1,047
	9,043	9,195	$2,779	$3,409	$6,264	$5,786
Effect of asset ceiling limit	(263)	(110)
	$8,780	$9,085

Schedule of estimated future benefit payments from our defined benefit pension plans

Years ending December 31 (millions)
2019	$455
2020	460
2021	466
2022	472
2023	476
2024-2028	2,451

Schedule of defined benefit pension plans' target asset allocations and actual asset allocations

	Target	Percentage of plan assets
	allocation	at end of year
Years ended December 31	2019	2018	2017
Equity securities	25-55%	33%	35%
Debt securities	40-75%	52%	53%
Real estate	10-30%	15%	12%
Other	0-10%	—	—
		100%	100%

Summary of significant weighted average actuarial assumptions in measuring defined benefit obligations and the sensitivity of key assumptions

	2018	2017
Discount rate [1] used to determine:
Net benefit costs for the year ended December 31	3.40%	3.80%
Defined benefit obligations accrued as at December 31	3.90%	3.40%
Current service cost in subsequent fiscal year	4.00%	3.50%
Rate of future increases in compensation used to determine:
Net benefit costs for the year ended December 31	2.70%	2.51%
Defined benefit obligations accrued as at December 31	2.80%	2.70%
1	The discount rate disclosed in this table reflects the computation of an average discount rate that replicates the timing of the obligation cash flows.

Schedule of defined contribution pension plan expense

	2018		2017
Years ended, or as at, December 31	Change in	Change in	Change in	Change in
Increase (decrease) (millions)	obligations	expense	obligations	expense
Sensitivity of key demographic assumptions to an increase of one year [1] in life expectancy	$242	$11	$270	$10
Sensitivity of key financial assumptions to a hypothetical decrease of 25 basis points 1 in:
Discount rate	$292	$16	$337	$16
Rate of future increases in compensation	$(27)	$(3)	$(34)	$(3)

1.

These sensitivities are hypothetical and should be used with caution. Favourable hypothetical changes in the assumptions result in decreased amounts, and unfavourable hypothetical changes in the assumptions result in increased amounts, of the obligations and expenses. Changes in amounts based on a variation in assumptions of one year or 25 basis points generally cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. Also, in this table, the effect of a variation in a particular assumption on the change in obligations or change in expenses is calculated without changing any other assumption; in reality, changes in one factor may result in changes in another (for example, increases in the discount rate may result in changes in expectations about the rate of future increases in compensation), which might magnify or counteract the sensitivities.

Years ended December 31 (millions)	2018	2017
Union pension plan and public service pension plan contributions	$22	$23
Other defined contribution pension plans	66	65
	$88	$88